Convertible Note-Long Term (Detail Textuals) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 28, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Debt Instrument [Line Items]
Common stock issuance (GTD)				$ 10,000,000
Advantech Capital Investment II Limited | Common Stock Purchase Agreement
Debt Instrument [Line Items]
Common stock issuance (GTD)	$ 12,000,000
Interest rate	8.00%
Common stock issued from conversion of convertible note	6,593,406
Conversion price	$ 1.82
Amount of beneficial conversion feature	$ 1,400,000
Maturity date of the note	Jun. 28, 2021
Interest expense recognized to beneficial conversion feature	$ 698,000	$ 114,000	$ 0